Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic and foreign source component of income (loss) before taxes
Total US	$ (5,810)	$ (2,951)	$ (28,647)	$ (37,669)	$ (68,897)
Total Foreign	7,440	3,356	20,967	20,125	25,814
Loss before provision for income taxes	$ 1,630	$ 405	$ (7,680)	$ (17,544)	$ (43,083)